Quarterly Holdings Report
for

Fidelity® Strategic Dividend & Income® Fund

August 31, 2019

SDI-QTLY-1019
1.806764.115

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 16.8%
		Principal Amount(a)	Value
Convertible Bonds - 15.3%
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.3%
GCI Liberty, Inc. 1.75% 9/30/46 (b)		$7,211,000	$8,756,858
Intelsat SA 4.5% 6/15/25		2,013,000	2,826,655
Vonage Holdings Corp. 1.75% 6/1/24 (b)		2,580,000	2,840,043
			14,423,556
Entertainment - 0.4%
iQIYI, Inc.:
2% 4/1/25 (b)		502,000	469,252
3.75% 12/1/23 (b)		451,000	475,111
Live Nation Entertainment, Inc. 2.5% 3/15/23		3,435,000	4,178,884
Pandora Media, Inc. 1.75% 12/1/23		809,000	943,894
World Wrestling Entertainment, Inc. 3.375% 12/15/23		2,632,000	7,768,031
Zynga, Inc. 0.25% 6/1/24 (b)		3,832,000	3,781,382
			17,616,554
Interactive Media & Services - 0.5%
Snap, Inc. 0.75% 8/1/26 (b)		5,505,000	5,696,042
Twitter, Inc. 0.25% 6/15/24		14,455,000	15,672,730
Weibo Corp. 1.25% 11/15/22		418,000	390,723
YY, Inc.:
0.75% 6/15/25 (b)		548,000	508,613
1.375% 6/15/26 (b)		500,000	464,375
Zillow Group, Inc.:
1.5% 7/1/23		935,000	870,134
2% 12/1/21		1,200,000	1,237,500
			24,840,117
Media - 1.2%
DISH Network Corp.:
2.375% 3/15/24		5,289,000	4,613,552
3.375% 8/15/26		15,013,000	13,815,757
Gannett Co., Inc. 4.75% 4/15/24		1,250,000	1,333,500
Liberty Media Corp.:
1% 1/30/23		4,205,000	5,263,100
1.375% 10/15/23		9,232,000	10,900,222
2.125% 3/31/48 (b)		1,835,000	1,872,847
2.25% 9/30/46		17,080,000	9,348,488
2.25% 12/1/48 (b)		4,260,000	5,002,370
3.5% 1/15/31		4,280,000	4,144,067
			56,293,903
Wireless Telecommunication Services - 0.0%
Boingo Wireless, Inc. 1% 10/1/23 (b)		3,280,000	2,751,453
TOTAL COMMUNICATION SERVICES			115,925,583
CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.0%
Veoneer, Inc. 4% 6/1/24		900,000	875,851
Automobiles - 0.0%
Tesla, Inc.:
1.25% 3/1/21		108,000	103,238
2% 5/15/24		98,000	95,783
2.375% 3/15/22		95,000	93,229
			292,250
Diversified Consumer Services - 0.1%
Chegg, Inc.:
0.125% 3/15/25 (b)		1,250,000	1,317,188
0.25% 5/15/23		745,000	1,174,865
			2,492,053
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment Corp. 5% 10/1/24		8,428,966	14,193,430
Marriott Vacations Worldwide Corp. 1.5% 9/15/22		1,680,000	1,661,100
Sea Ltd. 2.25% 7/1/23		1,306,000	2,348,743
			18,203,273
Internet & Direct Marketing Retail - 0.6%
Baozun, Inc. 1.625% 5/1/24 (b)		74,000	83,090
Etsy, Inc. 0% 3/1/23		2,695,000	4,338,950
MercadoLibre, Inc. 2% 8/15/28 (b)		6,159,000	9,561,615
Quotient Technology, Inc. 1.75% 12/1/22		1,035,000	939,387
The Booking Holdings, Inc.:
0.35% 6/15/20		5,379,000	8,070,219
0.9% 9/15/21		6,050,000	7,020,045
Wayfair LLC:
0.375% 9/1/22		296,000	369,630
1.125% 11/1/24 (b)		329,000	400,146
			30,783,082
Specialty Retail - 0.0%
Guess?, Inc. 2% 4/15/24 (b)		979,000	972,260
TOTAL CONSUMER DISCRETIONARY			53,618,769
ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Ensco Jersey Finance Ltd. 3% 1/31/24		565,000	400,444
Oil States International, Inc. 1.5% 2/15/23		525,000	441,551
Transocean, Inc. 0.5% 1/30/23		880,000	723,483
			1,565,478
Oil, Gas & Consumable Fuels - 0.4%
Oasis Petroleum, Inc. 2.625% 9/15/23		680,000	491,499
PDC Energy, Inc. 1.125% 9/15/21		1,165,000	1,079,446
Scorpio Tankers, Inc. 3% 5/15/22		12,928,000	12,847,146
Ship Finance International Ltd. 4.875% 5/1/23		1,080,000	1,164,145
SM Energy Co. 1.5% 7/1/21		1,110,000	967,110
Teekay Corp. 5% 1/15/23		730,000	584,000
			17,133,346
TOTAL ENERGY			18,698,824
FINANCIALS - 0.6%
Banks - 0.0%
Hope Bancorp, Inc. 2% 5/15/38		355,000	323,198
Diversified Financial Services - 0.4%
Alteryx, Inc.:
0.5% 6/1/23		1,145,000	3,716,728
0.5% 8/1/24 (b)		1,770,000	1,918,203
1% 8/1/26 (b)		1,220,000	1,319,010
IAC FinanceCo 2, Inc.:
0.875% 6/15/26 (b)		3,040,000	3,395,196
2% 1/15/30 (b)		2,940,000	3,416,951
IAC Financeco, Inc. 0.875% 10/1/22 (b)		3,739,000	6,476,298
			20,242,386
Insurance - 0.1%
AXA SA 7.25% 5/15/21 (b)		3,301,000	3,371,271
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.375% 4/1/23		250,000	258,361
Thrifts & Mortgage Finance - 0.1%
LendingTree, Inc. 0.625% 6/1/22		1,895,000	3,021,341
TOTAL FINANCIALS			27,216,557
HEALTH CARE - 2.5%
Biotechnology - 0.9%
Acorda Therapeutics, Inc. 1.75% 6/15/21		1,100,000	836,544
Alder Biopharmaceuticals, Inc. 2.5% 2/1/25		1,040,000	876,850
BioMarin Pharmaceutical, Inc.:
0.599% 8/1/24		675,000	682,172
1.5% 10/15/20		525,000	559,125
Clovis Oncology, Inc.:
2.5% 9/15/21		2,508,000	2,157,649
4.5% 8/1/24 (b)		460,000	438,156
Exact Sciences Corp.:
0.375% 3/15/27		3,550,000	4,537,344
1% 1/15/25		3,185,000	5,535,928
Flexion Therapeutics, Inc. 3.375% 5/1/24		870,000	770,494
Intercept Pharmaceuticals, Inc.:
2% 5/15/26		1,320,000	1,172,325
3.25% 7/1/23		1,120,000	956,200
Ironwood Pharmaceuticals, Inc.:
0.75% 6/15/24 (b)		930,000	896,869
1.5% 6/15/26 (b)		930,000	896,869
2.25% 6/15/22		1,400,000	1,435,000
Neurocrine Biosciences, Inc. 2.25% 5/15/24		3,675,000	5,406,694
PTC Therapeutics, Inc. 3% 8/15/22		310,000	342,115
Repligen Corp. 0.375% 7/15/24		4,120,000	4,408,400
Retrophin, Inc. 2.5% 9/15/25		1,325,000	1,041,684
Sarepta Therapeutics, Inc. 1.5% 11/15/24		4,244,000	6,315,507
The Medicines Co.:
2.75% 7/15/23		1,400,000	1,524,035
3.5% 1/15/24 (b)		2,147,000	3,965,382
			44,755,342
Health Care Equipment & Supplies - 0.6%
CONMED Corp. 2.625% 2/1/24 (b)		2,680,000	3,418,153
DexCom, Inc.:
0.75% 5/15/22		3,392,000	6,046,844
0.75% 12/1/23 (b)		4,875,000	6,144,395
Insulet Corp. 1.375% 11/15/24		1,780,000	3,089,092
Mesa Laboratories, Inc. 1.375% 8/15/25		620,000	649,529
Nevro Corp. 1.75% 6/1/21		450,000	511,917
NuVasive, Inc. 2.25% 3/15/21		1,915,000	2,269,342
Wright Medical Group NV 2.25% 11/15/21		1,515,000	1,773,144
Wright Medical Group, Inc. 1.625% 6/15/23		2,885,000	2,775,287
			26,677,703
Health Care Providers & Services - 0.1%
Molina Healthcare, Inc. 1.125% 1/15/20		285,000	910,358
WellPoint, Inc. 2.75% 10/15/42		1,280,000	4,637,184
			5,547,542
Health Care Technology - 0.1%
Tabula Rasa HealthCare, Inc. 1.75% 2/15/26 (b)		1,403,000	1,555,173
Teladoc Health, Inc.:
1.375% 5/15/25		1,364,000	1,851,526
3% 12/15/22		1,348,000	2,074,175
			5,480,874
Life Sciences Tools & Services - 0.2%
Accelerate Diagnostics, Inc. 2.5% 3/15/23		2,010,000	1,626,589
Illumina, Inc.:
0% 8/15/23		3,596,000	3,818,503
0.5% 6/15/21		4,335,000	5,522,367
			10,967,459
Pharmaceuticals - 0.6%
ANI Pharmaceuticals, Inc. 3% 12/1/19		900,000	944,059
Bayer Capital Corp. BV:
5.625% 11/22/19 (b)	EUR	3,600,000	3,313,423
5.625% 11/22/19 (Reg. S)	EUR	6,900,000	6,350,727
Dermira, Inc. 3% 5/15/22		2,320,000	1,979,918
Innoviva, Inc.:
2.125% 1/15/23		905,000	880,526
2.5% 8/15/25		630,000	627,840
Isis Pharmaceuticals, Inc. 1% 11/15/21		3,071,000	3,608,697
Jazz Investments I Ltd.:
1.5% 8/15/24		3,300,000	3,192,750
1.875% 8/15/21		4,090,000	4,100,225
Pacira Biosciences, Inc. 2.375% 4/1/22		1,070,000	1,064,650
Supernus Pharmaceuticals, Inc. 0.625% 4/1/23		2,010,000	1,850,601
Theravance Biopharma, Inc. 3.25% 11/1/23		1,237,000	1,197,713
			29,111,129
TOTAL HEALTH CARE			122,540,049
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23		2,020,000	4,154,505
Air Freight & Logistics - 0.0%
Echo Global Logistics, Inc. 2.5% 5/1/20		490,000	486,705
Building Products - 0.0%
Patrick Industries, Inc. 1% 2/1/23		2,090,000	1,772,663
Construction & Engineering - 0.0%
Dycom Industries, Inc. 0.75% 9/15/21		2,347,000	2,230,768
Electrical Equipment - 0.1%
Fortive Corp. 0.875% 2/15/22 (b)		2,843,000	2,853,462
SolarCity Corp. 1.625% 11/1/19		145,000	141,999
			2,995,461
Machinery - 0.1%
Chart Industries, Inc. 1% 11/15/24 (b)		2,295,000	2,874,638
Greenbrier Companies, Inc. 2.875% 2/1/24		486,000	447,549
Meritor, Inc. 3.25% 10/15/37		355,000	337,905
			3,660,092
Marine - 0.0%
Eagle Bulk Shipping, Inc. 5% 8/1/24 (b)		760,000	838,346
Professional Services - 0.2%
FTI Consulting, Inc. 2% 8/15/23		6,899,000	8,558,869
Trading Companies & Distributors - 0.0%
Kaman Corp. 3.25% 5/1/24		1,130,000	1,276,554
TOTAL INDUSTRIALS			25,973,963
INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 0.3%
Applied Optoelectronics, Inc. 5% 3/15/24 (b)		1,221,000	1,049,070
CalAmp Corp. 2% 8/1/25		2,370,000	1,887,805
InterDigital, Inc.:
1.5% 3/1/20		1,065,000	1,062,756
2% 6/1/24 (b)		1,470,000	1,404,136
Liberty Interactive LLC 1.75% 9/30/46 (b)		2,975,000	3,838,345
Lumentum Holdings, Inc. 0.25% 3/15/24		3,188,000	3,787,260
Viavi Solutions, Inc.:
1% 3/1/24		630,000	767,415
1.75% 6/1/23		750,000	897,290
			14,694,077
Electronic Equipment & Components - 0.1%
II-VI, Inc. 0.25% 9/1/22		630,000	673,470
Insight Enterprises, Inc. 0.75% 2/15/25 (b)		2,300,000	2,246,813
Knowles Corp. 3.25% 11/1/21		1,095,000	1,401,862
Par Technology Corp. 4.5% 4/15/24 (b)		550,000	598,011
TTM Technologies, Inc. 1.75% 12/15/20		1,000,000	1,215,000
			6,135,156
IT Services - 1.1%
Akamai Technologies, Inc.:
0.125% 5/1/25		6,292,000	7,123,076
0.375% 9/1/27 (b)		5,530,000	5,609,765
Carbonite, Inc. 2.5% 4/1/22		1,188,000	1,035,182
Euronet Worldwide, Inc. 0.75% 3/15/49 (b)		2,500,000	2,958,641
KBR, Inc. 2.5% 11/1/23 (b)		1,985,000	2,364,618
MongoDB, Inc. 0.75% 6/15/24		1,485,000	3,427,684
Okta, Inc. 0.25% 2/15/23		2,369,000	6,281,640
Perficient, Inc. 2.375% 9/15/23 (b)		390,000	453,420
Square, Inc.:
0.375% 3/1/22		1,024,000	2,770,534
0.5% 5/15/23		4,821,000	5,390,481
Twilio, Inc. 0.25% 6/1/23		2,676,000	5,180,932
Unisys Corp. 5.5% 3/1/21		1,290,000	1,372,438
Wix.com Ltd. 0% 7/1/23		7,781,000	9,672,756
			53,641,167
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. 2.125% 9/1/26		4,364,000	17,527,771
Cree, Inc. 0.875% 9/1/23 (b)		4,280,000	4,412,773
Cypress Semiconductor Corp.:
2% 2/1/23		840,000	1,008,554
4.5% 1/15/22		3,535,000	6,079,617
Inphi Corp.:
0.75% 9/1/21		1,150,000	1,438,272
1.125% 12/1/20		970,000	1,526,991
Intel Corp. 3.25% 8/1/39		1,639,000	3,828,540
Microchip Technology, Inc.:
1.625% 2/15/25		8,725,000	15,416,936
1.625% 2/15/27		11,584,000	14,083,843
2.25% 2/15/37		5,539,000	6,622,982
Micron Technology, Inc. 3.125% 5/1/32		2,217,000	10,037,674
Novellus Systems, Inc. 2.625% 5/15/41		1,226,000	7,985,226
NXP Semiconductors NV 1% 12/1/19		5,341,000	5,604,712
ON Semiconductor Corp.:
1% 12/1/20		3,331,000	3,774,264
1.625% 10/15/23		2,695,000	3,137,356
Rambus, Inc. 1.375% 2/1/23		840,000	827,556
Silicon Laboratories, Inc. 1.375% 3/1/22		321,000	412,869
Synaptics, Inc. 0.5% 6/15/22		1,185,000	1,072,361
Teradyne, Inc. 1.25% 12/15/23		3,361,000	5,923,589
			110,721,886
Software - 3.3%
8x8, Inc. 0.5% 2/1/24 (b)		1,410,000	1,618,849
Altair Engineering, Inc. 0.25% 6/1/24		1,580,000	1,598,469
Atlassian, Inc. 0.625% 5/1/23		5,771,000	10,035,014
Avaya Holdings Corp. 2.25% 6/15/23		3,150,000	2,936,501
Benefitfocus, Inc. 1.25% 12/15/23 (b)		1,290,000	1,149,928
BlackLine, Inc. 0.125% 8/1/24 (b)		1,660,000	1,650,277
Coupa Software, Inc.:
0.125% 6/15/25 (b)		9,199,000	10,478,158
0.375% 1/15/23		767,000	2,396,111
DocuSign, Inc. 0.5% 9/15/23 (b)		3,830,000	3,881,890
Everbridge, Inc. 1.5% 11/1/22		1,015,000	2,615,133
FireEye, Inc.:
0.875% 6/1/24		3,493,000	3,303,500
1.625% 6/1/35		2,985,000	2,813,932
Five9, Inc. 0.125% 5/1/23		1,790,000	2,942,444
Guidewire Software, Inc. 1.25% 3/15/25		1,960,000	2,150,512
HubSpot, Inc. 0.25% 6/1/22		2,455,000	5,251,926
j2 Global, Inc. 3.25% 6/15/29		1,895,000	2,548,396
LivePerson, Inc. 0.75% 3/1/24 (b)		8,179,000	10,119,759
New Relic, Inc. 0.5% 5/1/23		2,503,000	2,331,539
Nice Systems, Inc. 1.25% 1/15/24		2,710,000	5,127,610
Nuance Communications, Inc.:
1% 12/15/35		465,000	444,738
1.25% 4/1/25		472,000	474,287
Nutanix, Inc. 0% 1/15/23		4,828,000	4,459,538
Palo Alto Networks, Inc. 0.75% 7/1/23		3,981,000	4,216,813
Pluralsight, Inc. 0.375% 3/1/24 (b)		1,650,000	1,404,810
Proofpoint, Inc. 0.25% 8/15/24 (b)		3,771,000	3,909,396
PROS Holdings, Inc.:
1% 5/15/24 (b)		1,830,000	2,294,658
2% 6/1/47		1,400,000	2,113,325
Q2 Holdings, Inc.:
0.75% 2/15/23		2,300,000	3,770,998
0.75% 6/1/26 (b)		5,973,000	7,162,763
Rapid7, Inc. 1.25% 8/1/23		1,250,000	1,829,867
RealPage, Inc. 1.5% 11/15/22		1,640,000	2,624,038
RingCentral, Inc. 0% 3/15/23		2,060,000	3,682,250
ServiceNow, Inc. 0% 6/1/22		4,655,000	9,174,784
Splunk, Inc.:
0.5% 9/15/23 (b)		7,079,000	7,498,910
1.125% 9/15/25 (b)		4,960,000	5,334,771
Verint Systems, Inc. 1.5% 6/1/21		1,550,000	1,654,863
Workday, Inc.:
0.25% 10/1/22		7,417,000	10,014,107
1.5% 7/15/20		1,039,000	2,266,782
Workiva, Inc. 1.125% 8/15/26 (b)		4,200,000	4,019,109
Zendesk, Inc. 0.25% 3/15/23		3,771,000	5,359,534
			158,660,289
Technology Hardware, Storage & Peripherals - 0.2%
Pure Storage, Inc. 0.125% 4/15/23		2,030,000	1,986,863
Western Digital Corp. 1.5% 2/1/24 (b)		8,489,000	7,997,462
			9,984,325
TOTAL INFORMATION TECHNOLOGY			353,836,900
MATERIALS - 0.2%
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 4.75% 7/1/22		1,165,000	1,798,718
Cleveland-Cliffs, Inc. 1.5% 1/15/25		1,413,000	1,660,457
Endeavour Mining Corp. 3% 2/15/23 (b)		2,410,000	2,554,600
SSR Mining, Inc.:
2.5% 4/1/39 (b)		2,061,000	2,422,963
2.875% 2/1/33		1,950,000	2,025,660
			10,462,398
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CorEnergy Infrastructure Trust, Inc. 5.875% 8/15/25 (b)		750,000	766,961
Starwood Waypoint Homes 3.5% 1/15/22		1,000,000	1,302,797
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)		460,000	405,594
			2,475,352
Real Estate Management & Development - 0.0%
Extra Space Storage LP 3.125% 10/1/35 (b)		1,074,000	1,425,520
Redfin Corp. 1.75% 7/15/23		450,000	414,807
			1,840,327
TOTAL REAL ESTATE			4,315,679
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP 1.5% 9/15/20 (b)		2,455,000	2,548,144
NRG Energy, Inc. 2.75% 6/1/48		7,278,000	7,940,649
			10,488,793

TOTAL CONVERTIBLE BONDS			743,077,515

Nonconvertible Bonds - 1.5%
COMMUNICATION SERVICES - 0.1%
Entertainment - 0.1%
Viacom, Inc. 6.25% 2/28/57 (c)		6,035,000	6,495,169
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Laureate Education, Inc. 8.25% 5/1/25 (b)		4,365,000	4,752,394
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
JBS Investments II GmbH 5.75% 1/15/28 (b)		985,000	1,034,250
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (b)		5,963,000	6,648,745
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (b)		1,155,000	1,224,300
			8,907,295
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
DCP Midstream LLC 5.85% 5/21/43 (b)(c)		1,000,000	887,500
Southwestern Energy Co. 4.1% 3/15/22		4,328,000	4,208,980
			5,096,480
FINANCIALS - 0.9%
Banks - 0.1%
Chase Capital Trust VI 3 month U.S. LIBOR + 0.625% 2.8781% 8/1/28 (c)(d)		4,500,000	4,156,875
Capital Markets - 0.3%
Chase Capital III 3 month U.S. LIBOR + 0.550% 3.0703% 3/1/27 (c)(d)		4,500,000	4,117,500
JPMorgan Chase Capital XXIII 3 month U.S. LIBOR + 1.000% 3.1581% 5/15/47 (c)(d)		14,500,000	11,165,000
			15,282,500
Consumer Finance - 0.1%
Ally Financial, Inc.:
8% 11/1/31		2,985,000	4,141,688
8% 11/1/31		300,000	419,250
			4,560,938
Diversified Financial Services - 0.4%
Avolon Holdings Funding Ltd. 5.25% 5/15/24 (b)		1,385,000	1,485,690
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.09% 12/21/65 (b)(c)(d)		16,050,000	11,235,000
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)		1,000,000	1,081,400
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		3,500,000	3,710,000
			17,512,090
TOTAL FINANCIALS			41,512,403
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)		1,130,000	1,204,863
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Crown Cork & Seal, Inc. 7.375% 12/15/26		1,000,000	1,215,000
UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy Capital Holdings, Inc. 3 month U.S. LIBOR + 2.068% 4.3864% 10/1/66 (c)(d)		4,950,000	4,149,585

TOTAL NONCONVERTIBLE BONDS			73,333,189

TOTAL CORPORATE BONDS
(Cost $746,738,802)			816,410,704
		Shares	Value

Common Stocks - 62.4%
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.		1,360,300	47,964,178
Verizon Communications, Inc.		440,900	25,642,744
			73,606,922
Entertainment - 0.4%
The Walt Disney Co.		133,200	18,283,032
Media - 0.9%
Clear Channel Outdoor Holdings, Inc. (e)		326,100	847,860
Comcast Corp. Class A		855,000	37,842,300
Interpublic Group of Companies, Inc.		421,200	8,373,456
			47,063,616
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (e)		49,100	3,832,255

TOTAL COMMUNICATION SERVICES			142,785,825

CONSUMER DISCRETIONARY - 3.1%
Hotels, Restaurants & Leisure - 2.0%
Hilton Grand Vacations, Inc. (e)		106,900	3,610,013
Marriott International, Inc. Class A		47,000	5,924,820
McDonald's Corp.		352,000	76,725,440
Royal Caribbean Cruises Ltd.		96,800	10,094,304
			96,354,577
Specialty Retail - 1.0%
Lowe's Companies, Inc.		277,200	31,101,840
The Home Depot, Inc.		84,300	19,212,813
			50,314,653
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.		57,500	4,358,500
Rattler Midstream LP		76,600	1,402,546
			5,761,046

TOTAL CONSUMER DISCRETIONARY			152,430,276

CONSUMER STAPLES - 11.4%
Beverages - 2.5%
Diageo PLC		145,700	6,237,966
Keurig Dr. Pepper, Inc.		181,500	4,951,320
PepsiCo, Inc.		808,600	110,559,878
			121,749,164
Food & Staples Retailing - 2.2%
Kroger Co.		116,600	2,761,088
Walmart, Inc.		907,500	103,690,950
			106,452,038
Food Products - 0.4%
McCormick & Co., Inc. (non-vtg.)		44,400	7,231,428
The J.M. Smucker Co.		79,300	8,339,188
The Kraft Heinz Co.		239,300	6,106,936
			21,677,552
Household Products - 3.5%
Kimberly-Clark Corp.		216,200	30,507,982
Procter & Gamble Co.		1,143,258	137,453,894
			167,961,876
Personal Products - 0.9%
Unilever NV (NY Reg.)		735,100	45,642,359
Tobacco - 1.9%
Altria Group, Inc.		868,500	37,988,190
British American Tobacco PLC sponsored ADR		433,809	15,226,696
Philip Morris International, Inc.		517,900	37,335,411
			90,550,297

TOTAL CONSUMER STAPLES			554,033,286

ENERGY - 5.9%
Energy Equipment & Services - 0.1%
Hess Midstream Partners LP		100,000	1,899,000
Oil, Gas & Consumable Fuels - 5.8%
Black Stone Minerals LP		122,400	1,742,976
BP PLC		1,187,800	7,234,007
Brigham Minerals, Inc. Class A		55,800	1,115,442
Cheniere Energy, Inc. (e)		108,400	6,472,564
Chevron Corp.		192,100	22,614,012
ConocoPhillips Co.		336,200	17,542,916
Delek Logistics Partners LP		66,700	1,963,648
Energy Transfer Equity LP		1,438,104	19,572,595
Enterprise Products Partners LP		794,000	22,636,940
EQM Midstream Partners LP		54,433	1,647,687
Equitrans Midstream Corp.		202,600	2,733,074
Exxon Mobil Corp.		705,900	48,340,032
Golar LNG Partners LP		168,300	1,651,023
Magellan Midstream Partners LP		140,100	9,341,868
MPLX LP		491,969	13,730,855
Noble Midstream Partners LP		128,000	3,114,240
Phillips 66 Co.		310,700	30,644,341
Phillips 66 Partners LP		106,800	5,870,796
Plains All American Pipeline LP		272,300	5,835,389
Suncor Energy, Inc.		381,600	11,160,811
Sunoco Logistics Partners, LP		47,600	1,493,212
Tallgrass Energy GP LP		91,500	1,791,570
Targa Resources Corp.		151,100	5,457,732
The Williams Companies, Inc.		242,712	5,728,003
Valero Energy Corp.		271,600	20,446,048
Viper Energy Partners LP		171,500	4,968,355
Western Midstream Partners LP		404,105	9,310,579
			284,160,715

TOTAL ENERGY			286,059,715

FINANCIALS - 4.2%
Banks - 1.4%
Bank of America Corp.		430,100	11,832,051
Huntington Bancshares, Inc.		408,700	5,415,275
JPMorgan Chase & Co.		107,200	11,776,992
M&T Bank Corp.		33,500	4,898,035
SunTrust Banks, Inc.		332,600	20,458,226
Wells Fargo & Co.		299,800	13,961,686
			68,342,265
Capital Markets - 0.6%
BlackRock, Inc. Class A		60,300	25,480,368
KKR & Co. LP		246,000	6,356,640
			31,837,008
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (e)		180,400	36,695,164
Kimbell Royalty Partners LP		105,700	1,619,324
			38,314,488
Insurance - 1.4%
Chubb Ltd.		149,500	23,363,860
Marsh & McLennan Companies, Inc.		87,700	8,760,353
MetLife, Inc.		132,300	5,860,890
The Travelers Companies, Inc.		199,700	29,347,912
			67,333,015

TOTAL FINANCIALS			205,826,776

HEALTH CARE - 9.2%
Biotechnology - 2.5%
AbbVie, Inc.		94,500	6,212,430
Amgen, Inc.		557,900	116,389,098
			122,601,528
Health Care Equipment & Supplies - 0.7%
Alcon, Inc. (e)		42,700	2,602,992
Becton, Dickinson & Co.		125,200	31,790,784
			34,393,776
Health Care Providers & Services - 0.7%
Cigna Corp.		30,800	4,742,276
UnitedHealth Group, Inc.		109,000	25,506,000
			30,248,276
Pharmaceuticals - 5.3%
AstraZeneca PLC sponsored ADR		460,900	20,754,327
Bristol-Myers Squibb Co.		891,300	42,844,791
Corteva, Inc.		471,772	13,832,355
Eli Lilly & Co.		117,300	13,251,381
Johnson & Johnson		939,244	120,561,360
Roche Holding AG (participation certificate)		104,600	28,583,023
Sanofi SA sponsored ADR		435,200	18,691,840
			258,519,077

TOTAL HEALTH CARE			445,762,657

INDUSTRIALS - 3.4%
Aerospace & Defense - 1.3%
General Dynamics Corp.		61,500	11,763,105
Northrop Grumman Corp.		51,900	19,092,453
United Technologies Corp.		230,500	30,020,320
			60,875,878
Electrical Equipment - 0.4%
Eaton Corp. PLC		254,800	20,567,456
Industrial Conglomerates - 1.0%
3M Co.		257,800	41,691,416
General Electric Co.		891,900	7,358,175
			49,049,591
Machinery - 0.0%
Pentair PLC		67,200	2,413,824
Professional Services - 0.2%
Equifax, Inc.		52,500	7,684,950
Road & Rail - 0.5%
Norfolk Southern Corp.		135,400	23,566,370

TOTAL INDUSTRIALS			164,158,069

INFORMATION TECHNOLOGY - 5.6%
Communications Equipment - 2.4%
Cisco Systems, Inc.		2,477,600	115,976,456
IT Services - 1.1%
Amdocs Ltd.		203,300	13,161,642
Paychex, Inc.		397,700	32,492,090
Visa, Inc. Class A		40,000	7,232,800
			52,886,532
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV		140,100	14,309,814
Qualcomm, Inc.		89,500	6,960,415
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		88,400	3,768,492
			25,038,721
Software - 1.1%
Microsoft Corp.		367,100	50,608,406
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.		123,200	25,716,768

TOTAL INFORMATION TECHNOLOGY			270,226,883

MATERIALS - 1.1%
Chemicals - 1.1%
Dow, Inc.		471,772	20,111,640
DowDuPont, Inc.		471,772	32,047,472
			52,159,112
REAL ESTATE - 12.6%
Equity Real Estate Investment Trusts (REITs) - 12.5%
Acadia Realty Trust (SBI)		272,700	7,458,345
Agree Realty Corp.		88,700	6,625,003
Alexandria Real Estate Equities, Inc.		160,900	24,109,256
American Tower Corp.		143,100	32,940,189
Americold Realty Trust		268,500	9,778,770
AvalonBay Communities, Inc.		134,940	28,682,846
Boston Properties, Inc.		148,596	19,082,698
CareTrust (REIT), Inc.		277,700	6,606,483
Clipper Realty, Inc.		339,785	3,717,248
CoreSite Realty Corp.		41,400	4,809,852
Crown Castle International Corp.		44,700	6,489,099
CubeSmart		480,800	17,255,912
DDR Corp.		610,900	8,467,074
Digital Realty Trust, Inc.		75,400	9,321,702
Douglas Emmett, Inc.		224,266	9,464,025
Duke Realty Corp.		421,400	14,019,978
Equinix, Inc.		77,400	43,056,072
Equity Lifestyle Properties, Inc.		125,837	16,952,761
Equity Residential (SBI)		212,515	18,012,771
Essex Property Trust, Inc.		64,192	20,622,322
Extra Space Storage, Inc.		134,900	16,447,008
Four Corners Property Trust, Inc.		363,100	10,344,719
Healthcare Realty Trust, Inc.		498,500	16,565,155
Highwoods Properties, Inc. (SBI)		180,100	7,782,121
Invitation Homes, Inc.		405,000	11,647,800
Mack-Cali Realty Corp.		140,600	2,864,022
National Retail Properties, Inc.		301,700	16,940,455
Outfront Media, Inc.		212,300	5,834,004
Prologis, Inc.		545,377	45,604,425
Public Storage		21,863	5,788,011
RLJ Lodging Trust		523,100	8,479,451
Simon Property Group, Inc.		88,415	13,168,530
Spirit Realty Capital, Inc.		194,660	9,332,000
Sunstone Hotel Investors, Inc.		437,300	5,746,122
Taubman Centers, Inc.		241,800	9,442,290
Terreno Realty Corp.		185,253	9,366,392
UDR, Inc.		420,100	20,240,418
Urban Edge Properties		377,357	6,607,521
Ventas, Inc.		416,839	30,591,814
VEREIT, Inc.		1,131,700	11,034,075
VICI Properties, Inc.		615,400	13,637,264
Welltower, Inc.		215,696	19,317,734
Weyerhaeuser Co.		234,200	6,161,802
			610,415,539
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.		20,900	2,801,645

TOTAL REAL ESTATE			613,217,184

UTILITIES - 3.0%
Electric Utilities - 1.9%
Exelon Corp.		586,300	27,708,538
NextEra Energy, Inc.		40,000	8,763,200
Vistra Energy Corp.		855,982	21,356,751
Xcel Energy, Inc.		512,700	32,925,594
			90,754,083
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP		43,300	2,219,125
NRG Energy, Inc.		266,700	9,707,880
			11,927,005
Multi-Utilities - 0.9%
Ameren Corp.		403,100	31,099,165
WEC Energy Group, Inc.		154,000	14,748,580
			45,847,745

TOTAL UTILITIES			148,528,833

TOTAL COMMON STOCKS
(Cost $2,444,553,990)			3,035,188,616

Preferred Stocks - 6.4%
Convertible Preferred Stocks - 2.9%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Bunge Ltd. 4.875%		38,900	3,936,684
FINANCIALS - 0.9%
Banks - 0.9%
Bank of America Corp. Series L, 7.25%		12,145	17,853,514
Wells Fargo & Co. 7.50%		17,917	26,066,688
			43,920,202
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. Series A, 6.125%		246,900	15,300,393
Danaher Corp. 4.75%		9,400	10,678,400
			25,978,793
Health Care Technology - 0.1%
Change Healthcare, Inc. 6.00% (e)		105,800	5,756,578
TOTAL HEALTH CARE			31,735,371
INDUSTRIALS - 0.4%
Electrical Equipment - 0.1%
Fortive Corp. Series A, 5.00%		6,560	6,146,311
Machinery - 0.1%
Colfax Corp. 5.75%		20,200	2,480,159
Rexnord Corp. Series A, 5.75%		29,600	1,588,677
Stanley Black & Decker, Inc. 5.375%		33,400	3,162,980
			7,231,816
Trading Companies & Distributors - 0.2%
Avantor, Inc. Series A 6.25%		121,900	7,474,908
TOTAL INDUSTRIALS			20,853,035
MATERIALS - 0.0%
Chemicals - 0.0%
International Flavors & Fragrances, Inc. 6.00%		16,900	738,868
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Crown Castle International Corp. Series A, 6.875%		9,880	12,844,988
QTS Realty Trust, Inc. 6.50%		8,500	1,000,808
			13,845,796
UTILITIES - 0.6%
Electric Utilities - 0.2%
American Electric Power Co., Inc. 6.125%		16,900	938,288
NextEra Energy, Inc. 6.123%		112,100	7,723,112
Southern Co. 6.75%		46,000	2,390,160
			11,051,560
Gas Utilities - 0.0%
South Jersey Industries, Inc. 7.25%		8,500	441,830
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.:
2.00% ZENS (e)		18,275	944,635
Series B, 7.00%		9,400	467,352
Dominion Energy, Inc. 7.25%		49,300	5,019,726
DTE Energy Co. 6.50%		12,500	709,875
Sempra Energy:
6.75%		4,300	496,392
Series A, 6.00%		59,200	6,840,987
			14,478,967
Water Utilities - 0.1%
Aqua America, Inc. 6.00%		44,000	2,644,840
TOTAL UTILITIES			28,617,197

TOTAL CONVERTIBLE PREFERRED STOCKS			143,647,153

Nonconvertible Preferred Stocks - 3.5%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
AT&T, Inc. 5.35%		135,000	3,630,150
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer Partners LP Series C, 7.375%		53,100	1,275,993
FINANCIALS - 2.3%
Banks - 2.1%
Bank of America Corp.:
Series GG, 6.00%		347,000	9,303,070
Series HH 5.875%		230,744	6,285,467
Series KK 5.375%		400,000	10,600,000
BB&T Corp.:
5.625%		29,686	782,523
5.85%		95,837	2,395,925
Series E, 5.625%		69,687	1,741,478
Series F, 5.20%		168,892	4,244,256
Series G, 5.20%		142,185	3,580,218
BOK Financial Corp. 5.375%		20,952	541,819
First Tennessee Bank NA adj. rate (b)		12,500	9,125,000
JPMorgan Chase & Co.:
6.30%		57,331	1,433,791
Series DD, 5.75%		295,000	8,201,000
Series EE 6.00%		125,000	3,506,250
PNC Financial Services Group, Inc.:
Series P, 6.125%		80,086	2,199,162
Series Q, 5.375%		97,599	2,486,823
Regions Financial Corp. 5.75%		26,000	713,700
U.S. Bancorp:
Series A, 3.50%		4,824	4,124,520
Series F, 6.50%		60,000	1,650,600
Series H, 5.15%		23,000	584,660
Series K, 5.50%		51,000	1,389,750
Wells Fargo & Co.:
5.70%		63,200	1,641,304
5.85%		325,751	8,593,311
Series P, 5.25%		141,762	3,569,567
Series X, 5.50%		420,742	10,834,107
Series Y, 5.625%		55,000	1,457,500
			100,985,801
Capital Markets - 0.1%
Bank of New York Mellon Corp. 5.20%		67,000	1,727,930
Northern Trust Corp. Series C, 5.85%		61,161	1,554,713
Oaktree Capital Group LLC:
6.55%		17,000	448,800
Series A, 6.625%		12,197	324,318
State Street Corp. 6.00%		100,000	2,527,000
			6,582,761
Insurance - 0.1%
Allstate Corp. 5.10%		120,000	3,147,600
Hartford Financial Services Group, Inc. Series G, 6.00%		35,000	957,250
MetLife, Inc. 5.625%		27,000	722,520
Prudential Financial, Inc. 5.625%		10,000	271,100
			5,098,470
TOTAL FINANCIALS			112,667,032
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Bombardier, Inc. Series 3, 3.983%		123,400	960,210
Trading Companies & Distributors - 0.1%
Air Lease Corp. 6.15%		70,000	1,915,200
TOTAL INDUSTRIALS			2,875,410
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Boston Properties, Inc. 5.25%		37,339	951,398
National Retail Properties, Inc.:
Series E, 5.70%		40,991	1,031,743
Series F, 5.20%		27,000	679,590
Public Storage:
Series C, 5.125%		40,099	1,048,990
Series D, 4.95%		12,700	329,121
Series E, 4.90%		333,535	8,505,143
Series F, 5.15%		5,298	138,967
Series G, 5.05%		39,937	1,041,557
Series W, 5.20%		139,918	3,534,329
Vornado Realty Trust Series M, 5.25%		25,000	640,750
			17,901,588
UTILITIES - 0.6%
Electric Utilities - 0.4%
Duke Energy Corp.:
5.625%		85,000	2,383,400
5.75%		10,000	277,500
NextEra Energy Capital Holdings, Inc.:
5.65%		6,000	165,900
Series I, 5.125%		188,307	4,756,635
Series J, 5.00%		15,000	375,150
Southern Co.:
5.25%		196,487	5,220,660
5.25%		99,600	2,642,388
6.25%		110,053	2,905,399
			18,727,032
Multi-Utilities - 0.2%
CMS Energy Corp.:
5.625%		103,258	2,797,259
5.875%		32,230	912,109
5.875%		6,000	165,210
Dominion Energy, Inc. Series A, 5.25%		85,961	2,282,265
DTE Energy Co.:
6.00%		18,000	502,380
Series B, 5.375%		60,210	1,584,125
Series E, 5.25%		77,000	2,105,180
Integrys Energy Group, Inc. 0.00%		48,019	1,296,513
			11,645,041
TOTAL UTILITIES			30,372,073

TOTAL NONCONVERTIBLE PREFERRED STOCKS			168,722,246

TOTAL PREFERRED STOCKS
(Cost $281,690,507)			312,369,399
		Principal Amount(a)	Value

Bank Loan Obligations - 0.5%
CONSUMER DISCRETIONARY - 0.3%
Diversified Consumer Services - 0.2%
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 2/21/25 (c)(d)		498,741	494,501
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5723% 11/14/22 (c)(d)		4,472,029	4,369,172
WASH Multifamily Acquisition, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 5.362% 5/14/22 (c)(d)		2,109,888	2,067,690
3 month U.S. LIBOR + 3.250% 5.362% 5/14/22 (c)(d)		326,918	320,380
			7,251,743
Internet & Direct Marketing Retail - 0.1%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.112% 9/25/24 (c)(d)		6,149,428	5,838,144

TOTAL CONSUMER DISCRETIONARY			13,089,887

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.3308% 5/31/24 (c)(d)		990,000	946,440
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8659% 12/31/22 (c)(d)		3,650,000	3,318,471
FINANCIALS - 0.0%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.4451% 3/1/25 (c)(d)		848,601	846,216
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.112% 2/27/25 (c)(d)		7,215,085	7,192,574
TOTAL BANK LOAN OBLIGATIONS
(Cost $26,032,390)			25,393,588

Preferred Securities - 7.3%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
DCP Midstream Partners LP 7.375% (c)(f)		1,900,000	1,819,250
Energy Transfer Partners LP 6.25% (c)(f)		2,320,000	2,160,987
Summit Midstream Partners LP 9.5% (c)(f)		1,000,000	720,000
			4,700,237
FINANCIALS - 6.4%
Banks - 6.0%
Bank of America Corp.:
5.125% (c)(f)		26,975,000	28,070,859
5.2% (c)(f)		24,000,000	24,720,000
5.875% (c)(f)		10,000,000	10,872,000
6.1% (c)(f)		12,120,000	13,210,800
6.25% (c)(f)		14,575,000	15,886,750
6.3% (c)(f)		1,250,000	1,410,938
6.5% (c)(f)		2,000,000	2,240,000
BB&T Corp. 4.8% (c)(f)		4,000,000	4,030,000
Citigroup, Inc.:
5.35% (c)(f)		2,000,000	2,050,000
5.9% (c)(f)		6,605,000	6,935,250
5.95% (c)(f)		10,750,000	11,502,500
5.95% (c)(f)		7,000,000	7,131,250
6.25% (c)(f)		4,500,000	5,040,000
6.3% (c)(f)		1,000,000	1,061,500
Huntington Bancshares, Inc. 5.7% (c)(f)		500,000	505,625
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 5.6389% (c)(d)(f)		17,000,000	16,966,000
4.625% (c)(f)		500,000	493,750
5% (c)(f)		11,015,000	11,428,063
5.15% (c)(f)		11,765,000	12,059,125
5.3% (c)(f)		12,585,000	12,758,044
6% (c)(f)		8,000,000	8,520,000
6.1% (c)(f)		9,000,000	9,720,000
6.125% (c)(f)		7,000,000	7,533,750
6.75% (c)(f)		10,000,000	11,137,500
PNC Financial Services Group, Inc.:
4.85% (c)(f)		490,000	497,350
5% (c)(f)		230,000	236,325
6.75% (c)(f)		3,500,000	3,768,800
Royal Bank of Scotland Group PLC 8.625% (c)(f)		3,000,000	3,176,250
U.S. Bancorp 5.3% (c)(f)		1,500,000	1,593,750
USB Realty Corp. 3 month U.S. LIBOR + 1.147% 3.4504% (b)(c)(d)(f)		7,000,000	5,985,000
Wachovia Capital Trust III 3 month U.S. LIBOR + 0.930% 5.5698% (c)(d)(f)		9,796,000	9,796,000
Wells Fargo & Co.:
5.875% (c)(f)		10,650,000	11,744,714
5.9% (c)(f)		26,500,000	28,288,750
			290,370,643
Capital Markets - 0.3%
Bank of New York Mellon Corp.:
4.625% (c)(f)		2,000,000	2,010,000
4.95% (c)(f)		2,250,000	2,293,965
Charles Schwab Corp.:
4.625% (c)(f)		250,000	252,500
7% (c)(f)		1,000,000	1,095,000
Goldman Sachs Capital II 3 month U.S. LIBOR + 0.768% 4% (c)(d)(f)		4,694,000	3,975,630
Northern Trust Corp. 4.6% (c)(f)		1,785,000	1,807,313
State Street Corp. 5.25% (c)(f)		1,750,000	1,782,813
			13,217,221
Insurance - 0.1%
MetLife, Inc. 5.25% (c)(f)		7,000,000	7,091,000

TOTAL FINANCIALS			310,678,864

INDUSTRIALS - 0.8%
Industrial Conglomerates - 0.8%
General Electric Co. 5% (c)(f)		40,436,000	36,695,670
UTILITIES - 0.0%
Multi-Utilities - 0.0%
NiSource, Inc. 5.65% (c)(f)		1,800,000	1,790,676
TOTAL PREFERRED SECURITIES
(Cost $340,821,771)			353,865,447
		Shares	Value

Money Market Funds - 6.2%
Fidelity Cash Central Fund 2.13% (g)
(Cost $302,546,134)		302,490,828	302,551,326
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $4,142,383,594)			4,845,779,080
NET OTHER ASSETS (LIABILITIES) - 0.4%			21,503,280
NET ASSETS - 100%			$4,867,282,360

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $243,998,696 or 5.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Non-income producing

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,372,672
Fidelity Securities Lending Cash Central Fund	57,880
Total	$3,430,552

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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